SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Net sales	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946
Market pulp
SEGMENT INFORMATION
Net sales	R$ 37,593,462	R$ 30,677,265	41,384,322
Market pulp | CHINA
SEGMENT INFORMATION
Percentage of total net sales	36.92%	41.36%
Market pulp | UNITED STATES
SEGMENT INFORMATION
Percentage of total net sales	16.08%	15.32%
Fluff pulp
SEGMENT INFORMATION
Percentage of total net sales	0.70%	0.80%
Printing and writing paper
SEGMENT INFORMATION
Net sales	R$ 8,478,489	R$ 7,567,320	6,912,984
Printing and writing paper | UNITED STATES
SEGMENT INFORMATION
Percentage of total net sales	22.50%	19.49%
Printing and writing paper | ARGENTINA
SEGMENT INFORMATION
Percentage of total net sales	10.96%	23.68%
Tissue
SEGMENT INFORMATION
Percentage of total net sales	5.80%	5.10%
Paperboard
SEGMENT INFORMATION
Net sales	R$ 1,270,872	R$ 1,417,075	1,421,338
Other
SEGMENT INFORMATION
Net sales	60,459	93,915	112,302
Total of products
SEGMENT INFORMATION
Net sales	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946